Finance Costs (Details) - Schedule of finance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income
Finance income received on net investment in lease		$ 8	$ 1
Total finance income		8	1
Finance Expense
Finance charge accrued on convertible loan notes	163	303	61
Interest expense on lease liabilities	13	17	31
Total finance expenses	176	320	92
Net finance expense recognized in Statement of Comprehensive Income	$ 176	$ 312	$ 92